091-21870 fm

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

SEC Mail Processing Section

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

DEC 20 2016

3. Class of New Derivative Securities Product:

**Investment Company Units**

Washington DC 412

4. Name of Underlying Instrument:

**SSGA US Small Cap Low Volatility Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**SMLV**

RECEIVED 2016 DEC 20 PM 2 14 SEC / TM

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**NYSE, NASDAQ, NYSE MKT**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Martha Redding**

Title:

**Associate General Counsel and Assistant Secretary**

Telephone Number:

**(212) 656-2938**

16019687

Manual Signature of Official Responsible for Form:

**December 16, 2016**

SEC 2449 (1/99)

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 20 2016 |

NYSE

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

RECEIVED
2016 DEC 20 PM 2: 14
SEC / TM

**Via Overnight Mail**

December 16, 2016

SEC
Mail Processing
Section
DEC 20 2016
Washington DC
412

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: 19b-4(e) – Transmittal**

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

**SPDR Russell 1000 Low Volatility ETF (LGLV)**
**SPDR Russell 2000 Low Volatility ETF (SMLV)**
**Amplify YieldShares CWP Dividend & Option Income ETF (DIVO)**
**NuShares ESG Large-Cap Growth ETF (NULG)**
**NuShares ESG Large-Cap Value ETF (NULV)**
**NuShares ESG Mid-Cap Growth ETF (NUMG)**
**NuShares ESG Mid-Cap Value ETF (NUMV)**
**NuShares ESG Small-Cap ETF (NUSC)**
**John Hancock Multifactor Developed International ETF (JHMD)**

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 20 2016 |